Subsequent Events	12 Months Ended
Jun. 30, 2023
Subsequent Events
Subsequent Events

Note 19: Subsequent Events

On July 5, 2023, the Company sold an aggregate of 1,335,000 shares of the Company’s Class A Common Stock at a public offering price to the public of $3.00 per share (the “Offering”), pursuant to an Underwriting Agreement, dated as of June 29, 2023 (the “Underwriting Agreement”), by and between the Company and ThinkEquity, as representative of the underwriters of the Offering (the “Underwriters”).

In addition, pursuant to the Underwriting Agreement, the Company granted ThinkEquity a 45-day option to purchase up to 200,250 additional shares of Class A Common Stock to cover over-allotments in connection with the Offering. The Class A Common Stock was offered and sold to the public pursuant to the Company’s registration statement on Form S-1, initially filed by the Company with the SEC under the Securities Act of 1933, as amended (the “Securities Act”), on April 12, 2023, as amended, which became effective on July 4, 2023.

The Company received gross proceeds of $4,005,000, before deducting underwriting discounts and commissions of 7.5% of the gross proceeds and estimated Offering expenses.

As described in Note 8, on September 13, 2023, certain subsidiaries of Alliance Entertainment Holding Corporation, a Delaware corporation (the “Company” or “Alliance”), as Borrowers thereunder (the “Borrowers”), entered into an Amendment Number Thirteen and Waiver (“Amendment No. 13”) to the Loan and Security Agreement (the “Credit Facility”) with Bank of America, N.A. (the “Agent”), as agent for the Lenders thereunder. Pursuant to Amendment No. 13, (i) the termination date of the Credit Facility was extended to December 31, 2023, (ii) the definitions of Subordinated Debt and Permitted Contingent Obligations were amended, (iii) the Borrowers are not permitted to create, incur, guarantee or offer to exit any new debt or liens, other than certain specified liens, or to make or declare any distribution, other than certain permitted distributions, (iv) loans and advances that were previously permitted, as well as previously permitted acquisitions, will be considered restricted investments and may not be made, (v) the Borrowers may not make any loans or advances of money to any persons, and (vi) the lenders waived certain events of default, including certain breaches of negative covenants.